Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Accounts Receivables and Unbilled Revenue (Details) - USD ($)
$ in Thousands
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Contract Assets [Abstract]
Billed services (accounts receivable)	$ 1,427,376	$ 1,411,329	$ 1,426,035	$ 1,431,581	$ 1,608,774	$ 1,737,822	$ 1,883,296	$ 1,788,140	$ 1,838,875
Allowance for credit losses	(39,686)	(44,074)	(38,573)	(35,501)	(40,122)	(35,303)	(32,934)	(29,029)	(36,149)
Accounts receivable (net)	1,387,690	1,367,255	1,387,462	1,396,080	1,568,652	1,702,519	1,850,362	1,759,111	1,802,726
Unbilled services (unbilled revenue)	1,195,747	1,173,021	1,101,511	1,118,860	1,021,519	949,567	828,453	902,321	880,412
Accounts receivable and unbilled revenue, net	$ 2,583,437	$ 2,540,276	$ 2,488,973	$ 2,514,940	$ 2,590,171	$ 2,652,086	$ 2,678,815	$ 2,661,432	$ 2,683,138